Expense Example - Nuveen Short Term Municipal Bond Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 313
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,095
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,787
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 625